Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net earnings (loss)	$ 2,695	$ 1,338
Total comprehensive income (loss)	2,829	875
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares	3,024	(1,354)
Dividend income	154	202
(Loss) gain from forward contract	(179)	179
Loss from call options	(63)	0
Net earnings (loss)	2,936	(973)
Total comprehensive income (loss)	$ 2,936	$ (973)